Share Capital - Summary of Changes In Options (Detail)	12 Months Ended
	Apr. 30, 2018 CAD ($) Option Options	Apr. 30, 2017 CAD ($) Option
Disclosure of defined benefit plans [abstract]
Beginning balance, shares | Option	1,348,750	2,846,250
Forfeited/expired , shares | Option	(400,000)	(1,497,500)
Ending balance, shares	948,750	1,348,750
Weighted average exercise price, Outstanding and Exercisable beginning balance	$ 0.90	$ 1.07
Weighted average exercise price, Forfeited/expired	0.94	1.23
Weighted average exercise price, Outstanding and Exercisable ending balance	$ 0.88	$ 0.90